STF Tactical Growth ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Accommodation and Food Services - 0.8%
Marriott International, Inc. - Class A	644	$199,795
Starbucks Corp.	1,000	84,210
		284,005

Administrative, Support, Waste Management, and Remediation Services - 1.9%
Baker Hughes Co.	2,086	94,996
Booking Holdings, Inc.	72	385,584
PayPal Holdings, Inc.	2,060	120,263
PDD Holdings, Inc. - ADR (a)	856	97,062
		697,905

Information - 23.0%
Adobe, Inc. (a)	377	131,946
Airbnb, Inc. - Class A (a)	973	132,056
Autodesk, Inc. (a)	569	168,430
Automatic Data Processing, Inc.	795	204,498
Cadence Design Systems, Inc. (a)	689	215,368
Charter Communications, Inc. - Class A (a)	347	72,436
Comcast Corp. - Class A	555	16,589
CoStar Group, Inc. (a)	658	44,244
Crowdstrike Holdings, Inc. - Class A (a)	536	251,255
Datadog, Inc. - Class A (a)	657	89,345
Electronic Arts, Inc.	586	119,737
Intuit, Inc.	223	147,720
Meta Platforms, Inc. - Class A	1,626	1,073,306
Microsoft Corp.	5,978	2,891,080
Netflix, Inc. (a)	8,540	800,710
Palantir Technologies, Inc. - Class A (a)	4,401	782,278
Shopify, Inc. - Class A (a)	2,322	373,772
Strategy, Inc. - Class A (a)	389	59,109
Synopsys, Inc. (a)	419	196,813
Thomson Reuters Corp.	298	39,303
T-Mobile US, Inc.	1,981	402,222
Verisk Analytics, Inc.	333	74,489
Warner Bros Discovery, Inc. (a)	5,079	146,377
		8,433,083

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)	350	38,258

Manufacturing - 49.4% (b)
Advanced Micro Devices, Inc. (a)	3,294	705,443
Amgen, Inc.	889	290,979
Analog Devices, Inc.	1,052	285,302
Apple, Inc.	11,985	3,258,242
Applied Materials, Inc.	1,702	437,397
ASML Holding NV	227	242,858
AstraZeneca PLC - ADR	1,298	119,325
Axon Enterprise, Inc. (a)	199	113,018
Biogen, Inc. (a)	237	41,710
Broadcom, Inc.	5,476	1,895,244
Cintas Corp.	661	124,314
Cisco Systems, Inc.	8,304	639,657
Coca-Cola Europacific Partners PLC	936	84,895
Dexcom, Inc. (a)	398	26,415
Fortinet, Inc. (a)	1,303	103,471
GE HealthCare Technologies, Inc.	712	58,398
Gilead Sciences, Inc.	2,690	330,171
GLOBALFOUNDRIES, Inc. (a)	520	18,158
Honeywell International, Inc.	1,262	246,204
Intel Corp. (a)	3,981	146,899
Intuitive Surgical, Inc. (a)	596	337,551
Keurig Dr Pepper, Inc.	2,185	61,202
KLA Corp.	349	424,063
Kraft Heinz Co.	2,010	48,742
Lam Research Corp.	2,784	476,565
Linde PLC	845	360,300
Microchip Technology, Inc.	456	29,056
Micron Technology, Inc.	2,386	680,988
Mondelez International, Inc. - Class A	2,191	117,942
Monster Beverage Corp. (a)	2,074	159,014
NVIDIA Corp.	18,657	3,479,530
NXP Semiconductors NV	407	88,343
ON Semiconductor Corp. (a)	475	25,721
PACCAR, Inc.	860	94,179
Palo Alto Networks, Inc. (a)	1,403	258,433
PepsiCo, Inc.	2,263	324,786
QUALCOMM, Inc.	65	11,118
Regeneron Pharmaceuticals, Inc.	150	115,780
Roper Technologies, Inc.	175	77,898
Tesla, Inc. (a)	2,850	1,281,702
Texas Instruments, Inc.	1,556	269,950
Vertex Pharmaceuticals, Inc. (a)	538	243,908
		18,134,871

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	529	79,525

Professional, Scientific, and Technical Services - 11.1%
Alphabet, Inc. - Class A	4,644	1,453,572
Alphabet, Inc. - Class C	4,339	1,361,578
AppLovin Corp. - Class A (a)	596	401,597
Atlassian Corp. - Class A (a)	329	53,344
CDW Corp.	297	40,452
Cognizant Technology Solutions Corp. - Class A	849	70,467
IDEXX Laboratories, Inc. (a)	260	175,898
Marvell Technology, Inc.	1,740	147,865
Paychex, Inc.	606	67,981
Take-Two Interactive Software, Inc. (a)	438	112,141
Trade Desk, Inc. - Class A (a)	685	26,003
Workday, Inc. - Class A (a)	476	102,235
Zscaler, Inc. (a)	346	77,822
		4,090,955

Retail Trade - 9.2%
Amazon.com, Inc. (a)	8,294	1,914,421
Costco Wholesale Corp.	805	694,184
DoorDash, Inc. - Class A (a)	892	202,020
Lululemon Athletica, Inc. (a)	288	59,849
MercadoLibre, Inc. (a)	98	197,398
O'Reilly Automotive, Inc. (a)	1,893	172,661
Ross Stores, Inc.	781	140,689
		3,381,222

Transportation and Warehousing - 0.6%
CSX Corp.	4,050	146,813
Old Dominion Freight Line, Inc.	344	53,939
		200,752

Utilities - 1.5%
American Electric Power Co., Inc.	1,112	128,225
Constellation Energy Corp.	668	235,984
Exelon Corp.	2,111	92,018
Xcel Energy, Inc.	1,282	94,689
		550,916

Wholesale Trade - 0.4%
Copart, Inc. (a)	1,509	59,077
Fastenal Co.	2,385	95,710
		154,787
TOTAL COMMON STOCKS (Cost $28,349,708)		36,046,279

TOTAL INVESTMENTS - 98.2% (Cost $28,349,708)		36,046,279
Other Assets in Excess of Liabilities - 1.8%		658,535
TOTAL NET ASSETS - 100.0%		$36,704,814

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

STF Tactical Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$36,046,279	$–	$–	$36,046,279
Total Investments	$36,046,279	$–	$–	$36,046,279

Refer to the Schedule of Investments for further disaggregation of investment categories.